Income Taxes - Schedule of Unrecognized Deferred Income Tax Assets (Detail) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Unrecognized Deferred Income Tax Assets [Line Items]
Unrecognized deferred income tax assets	$ 412,519	$ 372,240	$ 334,404
Unused tax losses [Member]
Disclosure Of Unrecognized Deferred Income Tax Assets [Line Items]
Unrecognized deferred income tax assets	306,332	269,898	235,475
Deductible tax temporary difference [Member]
Disclosure Of Unrecognized Deferred Income Tax Assets [Line Items]
Unrecognized deferred income tax assets	$ 106,187	$ 102,342	$ 98,929